Consolidated Condensed Statements of Shareholders’ Equity (Deficit) (Unaudited) - USD ($)		Preferred Stock Series A	Preferred Stock Previously Reported	Common Stock Previously Reported	Common Stock		Additional Paid-In Capital Previously Reported	Additional Paid-In Capital		Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Total Shareholders’ Equity (Deficit) Attributable to 60P Previously Reported	Total Shareholders’ Equity (Deficit) Attributable to 60P	Noncontrolling Interest on Shareholders Previously Reported	Noncontrolling Interest on Shareholders	Members’ Equity Previously Reported	Members’ Equity	Previously Reported	Total
Balance at Dec. 31, 2021											$ (22,633,428)		$ 75,835		$ (17,578,228)		$ (576,256)		$ 4,979,365		$ (18,154,484)
Balance (in Shares) at Dec. 31, 2021																			18,855,165
issuance of warrants in private placement, net of offering costs paid at closing and deferred offering costs of $582,600					$ 4			185,331							185,335						185,335
issuance of warrants in private placement, net of offering costs paid at closing and deferred offering costs of $582,600 (in Shares)					37,067
Net foreign translation gain after June 1, 2022													26,527		26,527		611				27,138
Net (loss) income after June 1, 2022											(4,232,474)				(4,232,474)		2,566				(4,229,908)
Net foreign translation loss													(28,654)		(28,654)		(611)				(29,265)
Net (loss) income through May 31, 2022											(1,949,246)				(1,949,246)		1,370				(1,947,876)
Business combination June 1, 2022: 60P LLC into 60P, Inc. (Note 6)					$ 235			4,979,130											$ (4,979,365)
Business combination June 1, 2022: 60P LLC into 60P, Inc. (Note 6) (in Shares)					2,348,942														(18,855,165)
Net income (loss)																					(6,177,784)
Balance at Dec. 31, 2022				$ 239	$ 20	[1]	$ 5,164,461	5,164,680	[1]	$ (28,815,148)	(28,815,148)	$ 73,708	73,708	$ (23,576,740)	(23,576,740)	$ (572,320)	(572,320)			$ (24,149,060)	(24,149,060)
Balance (in Shares) at Dec. 31, 2022				2,386,009	198,836	[1]
Cancellation of common stock					$ (12)	[1]		12	[1]
Cancellation of common stock (in Shares)	[1]				(120,919)
Share-based compensation to vendors for services					$ 12	[1]		5,378,896	[1]						5,378,908						5,378,908
Share-based compensation to vendors for services (in Shares)	[1]				120,253
Net foreign translation loss						[1]			[1]				(1,290)		(1,290)						(1,290)
Net income (loss)						[1]			[1]		(2,600,061)				(2,600,061)		2,527				(2,597,534)
Balance at Mar. 31, 2023					$ 20	[1]		10,543,588	[1]		(31,415,209)		72,418		(20,799,183)		(569,793)				(21,368,976)
Balance (in Shares) at Mar. 31, 2023					198,170	[1]
Balance at Dec. 31, 2022				$ 239	$ 20	[1]	5,164,461	5,164,680	[1]	(28,815,148)	(28,815,148)	73,708	73,708	(23,576,740)	(23,576,740)	(572,320)	(572,320)			(24,149,060)	(24,149,060)
Balance (in Shares) at Dec. 31, 2022				2,386,009	198,836	[1]
Net income (loss)																					(1,767,583)
Balance at Sep. 30, 2023		$ 9,858,040			$ 48	[1]		27,183,447	[1]		(30,568,566)		81,386		6,554,355		(38,105)				6,516,250
Balance (in Shares) at Sep. 30, 2023		78,803			483,307	[1]
Balance at Dec. 31, 2022				$ 239	$ 20	[1]	5,164,461	5,164,680	[1]	(28,815,148)	(28,815,148)	73,708	73,708	(23,576,740)	(23,576,740)	(572,320)	(572,320)			(24,149,060)	$ (24,149,060)
Balance (in Shares) at Dec. 31, 2022				2,386,009	198,836	[1]
Voluntary conversion of Series A Preferred Stock into common stock			$ (270,460)	$ 5			270,455
Voluntary conversion of Series A Preferred Stock into common stock (in Shares)			(2,162)	45,560
Cancellation of common stock				$ (145)			145
Cancellation of common stock (in Shares)				(1,451,000)																	256,000
Share-based compensation to vendors for services				$ 148			5,682,908							5,683,056						5,683,056
Share-based compensation to vendors for services (in Shares)				1,482,799
Warrants reclassed from derivative liabilities to equity							838,748							838,748						838,748
Share-based compensation under 2022 Equity Incentive Plan				$ 4			528,922							528,926						528,926
Share-based compensation under 2022 Equity Incentive Plan (in Shares)				40,000
Deemed capital contribution for related party compensation expense (Note 11)							163,228							163,228						163,228
Net foreign translation loss												61,853		61,853						61,853
Conversion of debt into common stock upon initial public offering				$ 171			7,989,427							7,989,598						7,989,598
Conversion of debt into common stock upon initial public offering (in Shares)				1,707,179
Conversion of debt into Series A Preferred Stock upon initial public offering			$ 10,128,500											10,128,500						10,128,500
Conversion of debt into Series A Preferred Stock upon initial public offering (in Shares)			80,965
Issuance of common stock pursuant to IPO, net of underwriting discounts, commissions, and deferred offering costs of $1,266,740				$ 141			6,235,135							6,235,276						6,235,276
Issuance of common stock pursuant to IPO, net of underwriting discounts, commissions, and deferred offering costs of $1,266,740 (in Shares)				1,415,095
Issuance of common stock upon exercise of warrants				$ 18			1,131,753							1,131,771						1,131,771
Issuance of common stock upon exercise of warrants (in Shares)				184,447
Contribution from noncontrolling interest							(548,380)							(548,380)		548,380
Net income (loss)										(3,765,702)				(3,765,702)		(48,098)				(3,813,800)	$ (3,813,800)
Balance at Dec. 31, 2023		$ 9,858,040	$ 9,858,040	$ 581	$ 48	[1]	27,456,802	27,457,335	[1]	(32,580,850)	(32,580,850)	135,561	135,561	4,870,134	4,870,134	(72,038)	(72,038)			4,798,096	4,798,096
Balance (in Shares) at Dec. 31, 2023		78,803	78,803	5,810,089	484,187	[1]
Balance at Mar. 31, 2023					$ 20	[1]		10,543,588	[1]		(31,415,209)		72,418		(20,799,183)		(569,793)				(21,368,976)
Balance (in Shares) at Mar. 31, 2023					198,170	[1]
Net foreign translation loss						[1]			[1]				(374)		(374)						(374)
Net income (loss)						[1]			[1]		(3,336,555)				(3,336,555)		(7,036)				(3,343,591)
Balance at Jun. 30, 2023					$ 20	[1]		10,543,588	[1]		(34,751,764)		72,044		(24,136,112)		(576,829)				(24,712,941)
Balance (in Shares) at Jun. 30, 2023					198,170	[1]
Voluntary conversion of Series A Preferred Stock into common stock		$ (270,460)				[1]		270,460	[1]
Voluntary conversion of Series A Preferred Stock into common stock (in Shares)		(2,162)			3,797	[1]
Share-based compensation expense						[1]		271,066	[1]						271,066						271,066
Net foreign translation loss						[1]			[1]				9,342		9,342						9,342
Issuance of common stock for payment of deferred compensation						[1]		155,000	[1]						155,000						155,000
Issuance of common stock for payment of deferred compensation (in Shares)	[1]				2,438
Conversion of debt into common stock upon initial public offering					$ 14	[1]		7,989,584	[1]						7,989,598						7,989,598
Conversion of debt into common stock upon initial public offering (in Shares)	[1]				142,270
Conversion of debt into Series A Preferred Stock upon initial public offering		$ 10,128,500				[1]			[1]						10,128,500						10,128,500
Conversion of debt into Series A Preferred Stock upon initial public offering (in Shares)		80,965
Reclassification of liability-classified warrants to equity-classified						[1]		838,748	[1]						838,748						838,748
Issuance of common stock pursuant to IPO, net of underwriting discounts, commissions, and deferred offering costs of $1,266,740					$ 12	[1]		6,235,264	[1]						6,235,276						6,235,276
Issuance of common stock pursuant to IPO, net of underwriting discounts, commissions, and deferred offering costs of $1,266,740 (in Shares)	[1]				117,925
Issuance of common stock upon exercise of warrants					$ 2	[1]		1,131,769	[1]						1,131,771						1,131,771
Issuance of common stock upon exercise of warrants (in Shares)	[1]				15,371
Issuance of common stock pursuant to share-based compensation awards						[1]		187,200	[1]						187,200						187,200
Issuance of common stock pursuant to share-based compensation awards (in Shares)	[1]				3,336
Prepaid share-based compensation						[1]		109,148	[1]						109,148						109,148
Contribution from noncontrolling interest						[1]		(548,380)	[1]						(548,380)		548,380
Net income (loss)						[1]			[1]		4,183,198				4,183,198		(9,656)				4,173,542
Balance at Sep. 30, 2023		$ 9,858,040			$ 48	[1]		27,183,447	[1]		(30,568,566)		81,386		6,554,355		(38,105)				6,516,250
Balance (in Shares) at Sep. 30, 2023		78,803			483,307	[1]
Balance at Dec. 31, 2023		$ 9,858,040	$ 9,858,040	$ 581	$ 48	[1]	27,456,802	27,457,335	[1]	(32,580,850)	(32,580,850)	135,561	135,561	4,870,134	4,870,134	(72,038)	(72,038)			4,798,096	4,798,096
Balance (in Shares) at Dec. 31, 2023		78,803	78,803	5,810,089	484,187	[1]
issuance of warrants in private placement, net of offering costs paid at closing and deferred offering costs of $582,600					$ 44	[1]		1,898,252	[1]						1,898,296						1,898,296
issuance of warrants in private placement, net of offering costs paid at closing and deferred offering costs of $582,600 (in Shares)	[1]				438,414
Issuance of common stock upon exercise of Pre-Funded Warrants					$ 4	[1]		4,991	[1]						4,995						4,995
Issuance of common stock upon exercise of Pre-Funded Warrants (in Shares)	[1]				41,630
Issuance of shares for RSUs					$ 2	[1]		(2)	[1]
Issuance of shares for RSUs (in Shares)	[1]				16,001
Net foreign translation loss						[1]			[1]				(3,894)		(3,894)						(3,894)
Net income (loss)											430,470				430,470		(2,485)				427,985
Balance at Mar. 31, 2024		$ 9,858,040			$ 98	[1]		29,360,576	[1]		(32,150,380)		131,667		7,200,001		(74,523)				7,125,478
Balance (in Shares) at Mar. 31, 2024		78,803			980,232	[1]
Balance at Dec. 31, 2023		$ 9,858,040	$ 9,858,040	$ 581	$ 48	[1]	$ 27,456,802	27,457,335	[1]	$ (32,580,850)	(32,580,850)	$ 135,561	135,561	$ 4,870,134	4,870,134	$ (72,038)	(72,038)			$ 4,798,096	4,798,096
Balance (in Shares) at Dec. 31, 2023		78,803	78,803	5,810,089	484,187	[1]
Net income (loss)																					(5,906,739)
Balance at Sep. 30, 2024		$ 9,567,439			$ 186	[1]		34,815,642	[1]		(38,482,920)		139,207		6,039,554		(76,707)				5,962,847
Balance (in Shares) at Sep. 30, 2024		76,480			1,861,914	[1]
Balance at Mar. 31, 2024		$ 9,858,040			$ 98	[1]		29,360,576	[1]		(32,150,380)		131,667		7,200,001		(74,523)				7,125,478
Balance (in Shares) at Mar. 31, 2024		78,803			980,232	[1]
Issuance of common stock upon exercise of Pre-Funded Warrants					$ 4	[1]		4,991	[1]						4,995						4,995
Issuance of common stock upon exercise of Pre-Funded Warrants (in Shares)	[1]				41,629
Voluntary return of shares issued to vendor for services					$ (1)	[1]		1	[1]
Voluntary return of shares issued to vendor for services (in Shares)	[1]				(10,000)
Issuance of shares for RSUs					$ 1	[1]		(1)	[1]
Issuance of shares for RSUs (in Shares)	[1]				5,337
Net foreign translation loss						[1]			[1]				3,137		3,137						3,137
Net income (loss)									[1]		(4,172,755)				(4,172,755)		(1,471)				(4,174,226)
Balance at Jun. 30, 2024		$ 9,858,040			$ 102	[1]		29,365,567	[1]		(36,323,135)		134,804		3,035,378		(75,994)				2,959,384
Balance (in Shares) at Jun. 30, 2024		78,803			1,017,198	[1]
issuance of warrants in private placement, net of offering costs paid at closing and deferred offering costs of $582,600						[1]		3,414,502	[1]						3,414,502						3,414,502
Voluntary conversion of Series A Preferred Stock into common stock		$ (290,601)			$ 7	[1]		290,594	[1]
Voluntary conversion of Series A Preferred Stock into common stock (in Shares)		(2,323)			73,334	[1]
Issuance of common stock pursuant to ATM Offering, net of offering costs paid at closing and deferred offering costs of $264,774					$ 68	[1]		1,729,742	[1]						1,729,810						1,729,810
Issuance of common stock pursuant to ATM Offering, net of offering costs paid at closing and deferred offering costs of $264,774 (in Shares)	[1]				677,819
Issuance of common stock for fractional shares pursuant to Reverse Stock Split rounding adjustment					$ 9	[1]		(9)	[1]
Issuance of common stock for fractional shares pursuant to Reverse Stock Split rounding adjustment (in Shares)	[1]				93,563
Share-based compensation expense						[1]		15,246	[1]						15,246						15,246
Net foreign translation loss						[1]			[1]				4,403		4,403						4,403
Net income (loss)						[1]			[1]		(2,159,785)				(2,159,785)		(713)				(2,160,498)
Balance at Sep. 30, 2024		$ 9,567,439			$ 186	[1]		$ 34,815,642	[1]		$ (38,482,920)		$ 139,207		$ 6,039,554		$ (76,707)				$ 5,962,847
Balance (in Shares) at Sep. 30, 2024		76,480			1,861,914	[1]

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.